FINANCIAL INSTRUMENTS (Details 28) $ in Thousands, in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2017 USD ($)
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 6,184,065	1,329,653	$ 4,581,875	1,439,610	$ 4,278,911
Bonds issued	4,831,743		3,501,654
Borrowings	947,022		940,435
Other financial liabilities	$ 6,049,790		$ 4,581,875
Percentage of entity total interest rate borrowings	100.00%	100.00%	100.00%	100.00%
Fixed interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 5,382,970		$ 3,807,932
Bonds issued	4,831,743		3,501,654
Borrowings	280,202		238,091
Other financial liabilities	$ 271,025		$ 68,187
Proportion of fixed interest rate borrowings	89.00%	89.00%	84.40%	84.40%
Floating interest rate [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 666,820		$ 702,344
Bonds issued	0		0
Borrowings	$ 666,820		$ 702,344
Proportion of variable interest rate borrowings	11.00%	11.00%	15.60%	15.60%